Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 12, 2021 Y $ / shares
Probability of completing a business combination
Fair Value Measurement
Warrants Initial Measurement			0.85
Probability of completing a business combination | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	0.50	0.85
Risk-free interest rate
Fair Value Measurement
Warrants Initial Measurement			0.0117
Risk-free interest rate | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	0.0474	0.0134
Expected term remaining (years)
Fair Value Measurement
Warrants Initial Measurement | Y			6.43
Expected term remaining (years) | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement | $	0.33	5.85
Expected volatility
Fair Value Measurement
Warrants Initial Measurement			0.243
Expected volatility | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	0.099	0.115
Stock price
Fair Value Measurement
Warrants Initial Measurement			9.92
Stock price | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	10.05	9.75
Dividend yield
Fair Value Measurement
Warrants Initial Measurement			0.0000
Dividend yield | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	0.0000	0.0000
Exercise price
Fair Value Measurement
Warrants Initial Measurement			11.50
Exercise price | Private Placement Warrants
Fair Value Measurement
Warrants Initial Measurement	11.50	11.50